Fair Value of Financial Instruments (excluding PSSVSA)	12 Months Ended
Dec. 31, 2025
EBP 003
Fair Value of Financial Instruments (excluding PSSVSA)
Fair Value of Financial Instruments (excluding PSSVSA)

4. Fair Value of Financial Instruments (excluding PSSVSA)

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

●	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. The Plan’s Level 1 assets include the Principal Financial Group, Inc. ESOP and the SDBA.
●	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. The Plan’s Level 2 assets include separate accounts and CITs and are reflected at the net asset value (NAV).
●	Level 3 – Fair values are based on significant unobservable inputs for the asset. The Plan’s Level 3 assets include the deferred income annuity and guaranteed interest accounts.

There were no transfers between levels during 2025 and 2024.

Determination of Fair Value

The following discussion describes the valuation methodologies used for assets measured at fair value on a recurring basis. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions based on the fair value information of financial instruments presented below.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. There were no significant changes to the valuation processes during 2025 or 2024.

The unallocated investment options consist of a deferred income annuity, guaranteed interest accounts under a guaranteed benefit policy (as defined in section 401(b) of ERISA), and separate accounts (as defined in ERISA section 3(17)) of Principal Life. The deferred income annuity and guaranteed interest accounts are reported at fair value while the separate accounts are reported at NAV as determined by Principal Life. These unallocated investment options are non-benefit-responsive.

Deferred Income Annuity

The deferred income annuity cannot be sold to a third party; thus, the only option to exit the deferred income annuity is to withdraw or transfer the funds. The fair value for each deferred income annuity surrendered within 90 days from the date of the purchase is the purchase amount of the surrendered portion. The fair value for each deferred income annuity surrendered more than 90 days after the date of the purchase is the lesser of the guaranteed income balance or the commuted value associated with the surrendered portion of the deferred income annuity. The fair value will never be greater than and may be less than the guaranteed income balance associated with the surrendered portion of the deferred income annuity. The fair value of the deferred income annuity is reflected in Level 3.

Guaranteed Interest Accounts

The guaranteed interest accounts cannot be sold to a third party; thus, the only option to exit the guaranteed interest accounts is to withdraw or transfer the funds prior to maturity for an event other than death, disability, termination, or retirement. The fair value represents guaranteed interest account values adjusted to reflect current market interest rates only to the extent such market rates exceed contract crediting rates. This value represents contributions allocated to the guaranteed interest accounts, plus interest at the contractually guaranteed rate, less funds used to pay Plan benefits and Principal Life’s administrative expenses. The fair value of the guaranteed interest accounts is reflected in Level 3.

Separate Accounts

Separate accounts are designed to deliver safety and stability by preserving principal and accumulating earnings. The separate account assets include, but are not limited to, contributions invested in domestic and international common stocks, high-quality short-term debt securities, real estate, private market bonds and mortgages, and high-yield fixed income securities that are slightly below investment grade, all of which are valued at fair value. The NAV of each of the separate accounts is calculated in a manner consistent with GAAP for investment companies and is determinative of their fair value and represents the price at which the Plan would be able to initiate a transaction. The fair value of the underlying funds and securities is used to determine the NAV of the separate account, which is not publicly quoted. The fair value of the underlying mutual funds and equity securities are based on quoted prices of identical assets. The fair value of the underlying fixed income securities are based on third-party pricing vendors that utilize observable market information. The fair value of all separate accounts is reflected in Level 2.

One separate account invests in real estate, for which the fair value of the underlying real estate is based on unobservable inputs and used to determine the NAV of the separate account. The fair value of the underlying real estate is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates, and discount rates. In addition, each property is appraised annually by an independent appraiser.

Principal Financial Group, Inc. ESOP

The ESOP is reported at fair value based on the quoted closing market price of PFG’s stock on the last business day of the Plan year and is reflected in Level 1.

Collective Investment Trusts

The CITs invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities and derivatives. The NAV of the CITs is calculated in a manner consistent with GAAP for investment companies and is determinative of their fair value and represents the price at which the Plan would be able to initiate a transaction. The fair value of the underlying funds and securities is used to determine the NAV of the CITs. The CITs are reflected in Level 2.

Self-Directed Brokerage Account

Plan participants have access to a limited number of mutual funds through the SDBA. The SDBA is reflected in Level 1.

Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below.

	As of December 31, 2025
	Assets	Fair Value Hierarchy Level
	Measured
	at Fair
	Value	Level 1	Level 2	Level 3
Assets
Deferred income annuity	$3,830,269	$—	$—	$3,830,269
Guaranteed interest accounts	62,819,168	—	—	62,819,168
Separate accounts	2,982,173,730	—	2,982,173,730	—
Principal Financial Group, Inc. ESOP	125,133,789	125,133,789	—	—
Collective investment trusts	1,600,255,736	—	1,600,255,736	—
Self-directed brokerage account	67,825,072	67,825,072	—	—
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	$4,842,037,764	$192,958,861	$4,582,429,466	$66,649,437

	As of December 31, 2024
	Assets	Fair Value Hierarchy Level
	Measured
	at Fair
	Value	Level 1	Level 2	Level 3
Assets
Deferred income annuity	$2,800,424	$—	$—	$2,800,424
Guaranteed interest accounts	64,219,605	—	—	64,219,605
Separate accounts	2,830,930,689	—	2,830,930,689	—
Principal Financial Group, Inc. ESOP	119,680,272	119,680,272	—	—
Collective investment trusts	1,325,060,496	—	1,325,060,496	—
Self-directed brokerage account	43,711,717	43,711,717	—	—
Total invested assets, excluding Plan interest in Master Trust Investment Account	$4,386,403,203	$163,391,989	$4,155,991,185	$67,020,029

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024, was as follows:

	For the year ended December 31, 2025
							Changes in
							Unrealized Gains
	Beginning						(Losses) Included
	Asset						in Changes in Net
	Balance					Ending Asset	Assets Available
	as of				Transfers	Balance as of	for Benefits
	January 1,				In (Out) of	December 31,	Relating to
	2025	Interest*	Purchases**	Sales**	Level 3	2025	Positions Still Held
Assets
Deferred income annuity	$2,800,424	$(143,216)	$1,212,855	$(39,794)	$—	$3,830,269	$(143,216)
Guaranteed interest accounts	64,219,605	3,144,774	12,241,124	(16,786,335)	—	62,819,168	312,365
Total	$67,020,029	$3,001,558	$13,453,979	$(16,826,129)	$—	$66,649,437	$169,149

	For the year ended December 31, 2024
							Changes in
							Unrealized Gains
	Beginning						(Losses) Included
	Asset					Ending Asset	in Changes in Net
	Balance					Balance	Assets Available
	as of				Transfers	as of	for Benefits
	January 1,				In (Out) of	December 31,	Relating to
	2024	Interest*	Purchases**	Sales**	Level 3	2024	Positions Still Held
Assets
Deferred income annuity	$2,721,643	$6,093	$769,569	$(696,881)	$—	$2,800,424	$6,093
Guaranteed interest accounts	53,961,857	2,991,690	26,749,870	(19,483,812)	—	64,219,605	290,787
Total	$56,683,500	$2,997,783	$27,519,439	$(20,180,693)	$—	$67,020,029	$296,880
*	Includes interest and unrealized gains or losses.
**	Includes contributions, transfers from affiliated and unaffiliated plans, transfers to other investments via participant election, benefits paid to participants, and administrative expenses.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3.

	As of December 31, 2025
	Asset
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique	input description	of inputs	average
Assets
Deferred income annuity	$3,830,269	Discounted cash flow	Long duration interest rate	2.01% - 5.54%	3.96%
			Mortality rate	See note (1)

Guaranteed interest accounts	62,819,168	See note (2)	Interest rate on account	0.75% - 5.79%	4.57%
			Applicable interest rate	3.98% - 4.34%	4.04%
			Maturity date	12/31/2025 - 12/31/2031

	As of December 31, 2024
	Asset
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique	input description	of inputs	average
Assets
Deferred income annuity	$2,800,424	Discounted cash flow	Long duration interest rate	2.01% - 5.36%	3.77%
			Mortality rate	See note (1)
Guaranteed interest accounts	64,219,605	See note (2)	Interest rate on account	0.75% - 5.78%	4.70%
			Applicable interest rate	4.65% - 4.93%	4.71%
			Maturity date	12/31/2024 - 12/31/2030
(1)	This input is based on an industry mortality table and a range does not provide a meaningful presentation.
(2)	If the applicable interest rate is equal to or less than the interest rate on the account, the fair market value is equal to the contract value. If the applicable interest rate is greater than the interest rate on the account, the fair market value is the contract value reduced by a percentage. This percentage is equal to the difference between the applicable interest rate and the interest rate on the account, multiplied by the number of years (including fractional parts of a year) until the maturity date.